Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Dec. 31, 2019	Mar. 31, 2019
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 15,683	¥ 15,495
Gross amounts offset in the consolidated balance sheets, assets		(514)	(1,497)
Net amounts presented in the consolidated balance sheets, assets		15,169	13,998
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	(16)	(196)
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	0	0
Net amount, assets		15,153	13,802
Gross amounts recognized, liabilities		51,188	25,958
Gross amounts offset in the consolidated balance sheets, liabilities		(514)	(1,497)
Net amounts presented in the consolidated balance sheets, liabilities		50,674	24,461
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(14,143)	(8,353)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(1,313)	(79)
Net amount, liabilities		35,218	16,029
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		51,188	25,958
Gross amounts offset in the consolidated balance sheets, liabilities		(514)	(1,497)
Net amounts presented in the consolidated balance sheets, liabilities		50,674	24,461
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(14,143)	(8,353)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(1,313)	(79)
Net amount, liabilities		35,218	16,029
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		15,683	15,495
Gross amounts offset in the consolidated balance sheets, assets		(514)	(1,497)
Net amounts presented in the consolidated balance sheets, assets		15,169	13,998
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	(16)	(196)
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	0	0
Net amount, assets		¥ 15,153	¥ 13,802

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.